DISCONTINUED OPERATIONS - Schedule of Assets and Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Current assets from discontinued operations	$ 0	$ 9,290	$ 1,068
Noncurrent assets:
Noncurrent assets from discontinued operations	0	934	958
Current liabilities:
Current liabilities from discontinued operations	0	24,665	13,610
Noncurrent liabilities:
Noncurrent liabilities from discontinued operations	0	4,245	20,525
Discontinued Operations, Disposed of by Sale | Rezafungin
Current assets:
Accounts receivable	0	2,171	116
Inventory	0	6,097	0
Prepaid expenses and other current assets	0	1,022	952
Current assets from discontinued operations	0	9,290	1,068
Noncurrent assets:
Other assets	0	934	958
Noncurrent assets from discontinued operations	0	934	958
Total assets from discontinued operations	0	10,224	2,026
Current liabilities:
Current contract liabilities	0	24,665	13,610
Current liabilities from discontinued operations	0	24,665	13,610
Noncurrent liabilities:
Long-term contract liabilities	0	4,245	20,525
Noncurrent liabilities from discontinued operations	0	4,245	20,525
Total liabilities from discontinued operations	$ 0	$ 28,910	$ 34,135